Business Combinations (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Business Combinations [Line Items]
Operating loss	$ (2,917,826)	$ (3,302,528)
Wages and salaries	$ 80,701	$ 104,344
Discount rate under weighted average cost of capital	19.88%
Patent technology life to generate revenue	20 years
Darnatein [Member]
Business Combinations [Line Items]
Operating loss	$ 146,757
Wages and salaries	39,177
Purchase consideration	$ 81,436,889
Purchase consideration, per share (in Dollars per share)	$ 138
Common Stock [Member] | Darnatein [Member]
Business Combinations [Line Items]
Shares value (in Shares)	590,425